OTHER ASSETS	12 Months Ended
Dec. 31, 2021
OTHER ASSETS
OTHER ASSETS

10.    OTHER ASSETS

	As of December 31,
	2020	2021

	(HK$ in thousands)
Current:
Staff advances	36,468	26,527
Others	70,419	55,067
Total	106,887	81,594
Non-current:
Refundable deposit	150,733	337,513
Property and equipment, net (Note 7)	108,316	175,757
Deferred tax assets (Note 26)	17,174	38,317
Intangible assets, net (Note 8)	10,216	17,218
Total	286,439	568,805